Commitments (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Commitments
Purchase obligations	$ 5,833
Capital commitments	5,267
Total commitments	11,100
Less than 1 year
Commitments
Purchase obligations	5,691
Capital commitments	4,641
Total commitments	10,332
1-2 years
Commitments
Purchase obligations	142
Capital commitments	626
Total commitments	$ 768